RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research And Development Expenses Net [Line Items]
Research and development expenses	$ 29,498	$ 16,491	$ 17,419
Payroll and related expenses
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	839	636	623
Professional services and consulting fees
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	1,821	1,752	2,345
Share-based payments
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	1,910	883	671
Clinical and pre-clinical trials
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	23,905	12,569	12,840
Intellectual property development
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	349	298	317
Other
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	$ 674	$ 353	$ 623